Real Estate (Tables)	9 Months Ended
Sep. 30, 2026
Real Estate [Abstract]
Summary of senior housing acquisations

			Purchase Price
Acquisitions Closed During the Three Months Ended	State	Number of Properties	(in millions)
March 31, 2026
	Georgia	2	$240
	Florida	3	119
	Washington	1	41
June 30, 2026
	Washington	1	53
	Arizona	1	52
September 30, 2026
	Georgia	3	425
	Various(1)	9	398
	Florida	4	190
	Various(2)	8	150
	Florida	1	149
	Various(3)	3	123
	Illinois	1	105
	South Carolina	1	81
	Kentucky	1	50
	Colorado	1	47
	Colorado	1	35

(1)Includes communities located in Illinois, Indiana, Kentucky, Missouri, Nebraska, and South Carolina.

(2)Includes communities located in New Mexico and Texas.

(3)Includes communities located in Kentucky and Missouri.